LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of finance leases

As of December 31, 2020

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,242,852	1,103,071
Between 1 and 5 years	10,228,072	8,532,456
Greater than 5 years	21,682,923	14,867,790
Total gross investment in finance lease receivable/ present value of minimum payments	33,153,847	24,503,317
Less: Future financial income(1)	(8,650,530)	-
Present value of payments receivable(2)	24,503,317	24,503,317
Minimum non-collectable payments impairment	(1,996,033)	(1,996,033)
Total	22,507,284	22,507,284
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)	See note 6 loans and advances to customers, net.

As of December 31, 2019

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	872,949	375,999
Between 1 and 5 years	11,156,112	8,725,805
Greater than 5 years	22,112,482	15,449,025
Total gross investment in finance lease receivable/ present value of minimum payments	34,141,543	24,550,829
Less: Future financial income(1)	(9,590,714)	-
Present value of payments receivable(2)	24,550,829	24,550,829
Minimum non-collectable payments impairment	(1,025,403)	(1,025,403)
Total	23,525,426	23,525,426
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)	See note 6 loans and advances to customers, net.

Schedule of unsecured residual value

Type of asset	December 31, 2020	December 31, 2019
In millions of COP
Technological equipment	31,761	27,769
Vehicles	21,578	19,330
Machinery and equipment	11,170	10,743
Furniture and fixtures	138	209
Total	64,647	58,051

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Schedule of amounts recognized as income for extensions

Amounts recognized as income for extensions

At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2020	December 31, 2019
In millions of COP
Technological equipment	16,217	16,727
Buildings	3,032	1,484
Machinery and equipment	1,481	1,435
Vehicles	527	1,542
Furniture and fixtures	1	1
Total	21,258	21,189

Schedule of minimum payments on operating leases to be received

	December 31, 2020	December 31, 2019
In millions of COP
Less than 1 year	343,516	357,541
Between 1 and 5 years	465,069	753,653
Greater than 5 years	71,622	65,545
Total	880,207	1,176,739

Schedule of the rollforward of right of use assets

As of December 31, 2020

		Roll - forward
Right of use assets	Balance at January 01, 2020	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2020
In millions of COP
Buildings
Cost	1,754,066	70,028	24,306	-	(78,748)	36,693	39,625	1,845,970
Accumulated depreciation	(134,306)	-	-	(183,452)	40,107	-	(357)	(278,008)
Furniture and fixtures
Cost	3,842	-	-	-	(463)	5	82	3,466
Accumulated depreciation	(906)	-	-	(991)	211	-	12	(1,674)
Technological equipment
Cost	57,116	31,492	-	-	(21,567)	(3,278)	1,918	65,681
Accumulated depreciation	(16,795)	-	-	(17,338)	15,794	-	57	(18,282)
Vehicles
Cost	33,103	41,435	-	-	(13,665)	(2,948)	178	58,103
Accumulated depreciation	(4,004)	(1,767)	-	(10,129)	1,766	(36)	(71)	(14,241)
Total right of use assets – cost	1,848,127	142,955	24,306	-	(114,443)	30,472	41,803	1,973,220
Total right of use assets - accumulated depreciation	(156,011)	(1,767)	-	(211,910)	57,878	(36)	(359)	(312,205)
Total right of use assets, net	1,692,116	141,188	24,306	(211,910)	(56,565)	30,436	41,444	1,661,015
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2019

		Roll - forward
Right of use assets	Balance at January 01, 2019	Acquisitions		Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2019
In millions of COP
Buildings
Cost	1,487,175	125,882	(2)	179,045	-	(40,432)	(3,029)	5,425	1,754,066
Accumulated depreciation	-	-		-	(155,246)	20,769	-	171	(134,306)
Furniture and fixtures
Cost	579	3,781		-	-	(153)	(362)	(3)	3,842
Accumulated depreciation	-	-		-	(985)	78	-	1	(906)
Technological equipment
Cost	49,736	11,210		-	-	(305)	(3,663)	138	57,116
Accumulated depreciation	-	-		-	(16,833)	34	-	4	(16,795)
Vehicles
Cost	34,956	8,355		2,572	-	(11,492)	(1,283)	(5)	33,103
Accumulated depreciation	-	-		(737)	(4,645)	1,376	-	2	(4,004)
Total right of use assets – cost	1,572,446	149,228		181,617	-	(52,382)	(8,337)	5,555	1,848,127
Total right of use assets - accumulated depreciation	-	-		(737)	(177,709)	22,257	-	178	(156,011)
Total right of use assets, net	1,572,446	149,228		180,880	(177,709)	(30,125)	(8,337)	5,733	1,692,116
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Reclassification from Leasehold improvements which are an integral part of the asset by right of use during the year 2019. See Note 10 Premises and equipment, net.

Schedule of the changes in lease liabilities

The following table sets forth the changes in lease liabilities as of December 31, 2020 according to IFRS 16:

As of December 31, 2020

Concept	Total
In millions of COP
Balance at January 01, 2020	1,831,585
(+) New contracts	98,107
(+/-) Reassessment of the lease liability	(12,546)
(-) Payments	(261,297)
(+) Accrued Interest(1)	126,846
(+/-) Effect of changes in foreign exchange rate	35,663
Balance at December 31, 2020	1,818,358
(1)

The difference of COP 8,246 with the interest right of use assets recognized in the Statement of Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

As of December 31, 2019

Concept	Total
In millions of COP
Balance at January 01, 2019	1,848,833
(+) New contracts	135,633
(+/-) Reassessment of the lease liability	(34,755)
(-) Payments	(252,432)
(+) Accrued Interest(1)	127,558
(+/-) Effect of changes in foreign exchange rate	6,748
Balance at December 31, 2019	1,831,585
(1)

The difference of COP 5,612 with the interest right of use assets recognized in the Statement of Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

Schedule of maturity analysis of lease liabilities

As of December 31, 2020

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	5,562	42,237	62,490	1,656,546	1,766,835
Vehicles	-	446	131	-	577
Technological equipment	875	3,486	33,188	11,471	49,020
Furniture and fixtures	-	949	977	-	1,926
Total lease liabilities	6,437	47,118	96,786	1,668,017	1,818,358

As of December 31, 2019

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	6,255	22,036	73,252	1,685,676	1,787,219
Vehicles	-	986	158	-	1,144
Technological equipment	6,510	3,956	15,343	14,692	40,501
Furniture and fixtures	-	1,323	1,398	-	2,721
Total lease liabilities	12,765	28,301	90,151	1,700,368	1,831,585

Schedule of weighted average rates and average useful life of right of use assets

As of December 31, 2020

Right of use assets	Weightedaveragelife	Weightedaverage remainingleaseterms	Weightedaveragediscount rates
Buildings	295	159	5.96%
Technological equipment	70	38	4.53%
Furniture and fixtures	45	24	6.55%
Vehicles	42	23	3.68%

As of December 31, 2019

Right of use assets	Weightedaveragelife	Weightedaverage remainingleaseterms	Weightedaveragediscount rates
Buildings	273	148	5.78%
Technological equipment	83	54	3.99%
Furniture and fixtures	45	36	6.56%
Vehicles	40	34	5.65%

Summary of leases in the Consolidated Statement of Income

As of December 31, 2020

Right of use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases(3)	Leases for which the underlying asset is of low value(3)	Variable payments
In millions of COP
Buildings	117,680		183,452	247	(375)	1,809	2,992	679
Vehicles	263		10,129	-	-	-	24	-
Technological equipment	499		17,338	-	-	-	820	-
Furniture and fixtures	158		991	-	-	542	4,006	-
Total	118,600	(1)	211,910	247	(375)	2,351	7,842	679
(1)

See Note 25.2 Interest expenses; the amount includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 8,246.

(2)	See Note 26.3 Impairment, depreciation and amortization.
(3)	See Note 26.2 Other administrative and general expenses.
(1)

As of December 31, 2019

Right of use assets	Financial interest		Expenses depreciation(2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases(3)	Leases for which the underlying asset is of low value(3)
In millions of COP
Buildings	119,951		155,246	363	207	1,729	2,287
Vehicles	63		4,645	-	-	89	34
Technological equipment	1,766		16,833	-	-	10	1,282
Furniture and fixtures	166		985	-	-	-	3,240
Total	121,946	(1)	177,709	363	207	1,828	6,843
(1)

See Note 25.2 Interest expenses; the amount includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 5,612.

(2)	See Note 26.3 Impairment, depreciation and amortization.
(3)	See Note 26.2 Other administrative and general expenses.

Summary of impacts of the Consolidated Statement of Financial Position from adoption of IFRS 16

The change in accounting policy affected the following items in the consolidated statement of financial position as of January 1, 2019:

Concepts	January 1, 2019
Increase in right of use assets(1)	1,543,427
Net of deferred tax	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in retained earnings	184,248
(1)

 The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S.

      under IAS 17 at December 31, 2018.